Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Provision [Abstract]
Schedule of provisions
Site restoration and equipment dismantling (1)	Legal claims	Other	Total
$ millions

Balance as of January 1, 2024	224	45	40	309
Provisions recorded during the year	54	1	5	60
Provisions reversed during the year	-	(1)	(5)	(6)
Payments during the year	(29)	(30)	(1)	(60)
Translation differences	(5)	(2)	(3)	(10)
Balance as of December 31, 2024	244	13	36	293

(1)	Main items under 'Site restoration and equipment dismantling':